Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule Of Capital Stock
Changes to the number of shares of capital stock issued were as follows:

	Common stock issued		Exchangeable shares issued
	Class A	Class B(1)	Class A	Class B
	(Share amounts in millions)
Balance at December 29, 2012	2.6	164.2	2.9	19.3
Shares issued under equity compensation plans	—	2.7	—	—
Shares exchanged for common stock	—	0.3	—	(0.3)
Balance at December 31, 2013	2.6	167.2	2.9	19.0
Shares issued under equity compensation plans	—	1.3	—	—
Shares exchanged for common stock	—	1.4	—	(1.4)
Balance at December 31, 2014	2.6	169.9	2.9	17.6
Shares issued under equity compensation plans	—	1.0	—	—
Shares exchanged for common stock	—	1.6	—	(1.6)
Balance at December 31, 2015	2.6	172.5	2.9	16.0

(1)
During 2015, we repurchased Class B common shares which results in a lower number of outstanding shares compared to issued shares. See "Share Repurchase Program" below for further discussion. For all other classes, issued shares equal outstanding shares.